Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Share capital [Member]	Other equity instruments [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]
Balance at Dec. 31, 2011	$ 152,590	$ 459,866	$ 6,112	$ 4,499	$ (331,158)	$ 13,271
Balance (in shares) at Dec. 31, 2011		48,455,601
Issue of common shares on exercise of stock options	969	1,492	0	(523)	0	0
Issue of common shares on exercise of stock options (in shares)		93,044
Issue of common shares on exercise of share units	0	6,597	(6,597)	0	0	0
Issue of common shares on exercise of share units (in shares)		420,446
Issue of common shares on public offering	273,556	273,556	0	0	0	0
Issue of common shares on public offering (in shares)		6,325,000
Share issue costs	(8,126)	(8,126)	0	0	0	0
Stock-based compensation	12,121	0	9,713	2,408	0	0
Net loss for the year	(98,774)	0	0	0	(98,774)	0
Other comprehensive loss	3,745	0	0	0	0	3,745
Balance at Dec. 31, 2012	336,081	733,385	9,228	6,384	(429,932)	17,016
Balance (in shares) at Dec. 31, 2012		55,294,091
Issue of common shares on exercise of stock options	741	1,147	0	(406)	0	0
Issue of common shares on exercise of stock options (in shares)		111,986
Issue of common shares on exercise of share units	0	10,599	(10,599)	0	0	0
Issue of common shares on exercise of share units (in shares)		609,200
Issue of common shares in connection with acquisition	24,091	24,091	0	0	0	0
Issue of common shares in connection with acquisition (in shares)		718,485
Acquisition to be settled by issuance of common shares	3,285	0	3,285	0	0	0
Issue of common shares on public offering	152,340	152,340	0	0	0	0
Issue of common shares on public offering (in shares)		6,000,000
Share issue costs	(5,065)	(5,065)	0	0	0	0
Stock-based compensation	14,147	0	11,920	2,227	0	0
Net loss for the year	(185,410)	0	0	0	(185,410)	0
Other comprehensive loss	(17,308)	0	0	0	0	(17,308)
Balance at Dec. 31, 2013	322,902	916,497	13,834	8,205	(615,342)	(292)
Balance (in shares) at Dec. 31, 2013		62,733,762
Issue of common shares on exercise of stock options	242	374	0	(132)	0	0
Issue of common shares on exercise of stock options (in shares)		43,071
Issue of common shares on exercise of share units	0	10,701	(10,701)	0	0	0
Issue of common shares on exercise of share units (in shares)		608,975
Issue of common shares in connection with acquisition	0	3,285	(3,285)	0	0	0
Issue of common shares in connection with acquisition (in shares)		94,914
Stock-based compensation	9,683	0	7,919	1,764	0	0
Net loss for the year	(149,618)	0	0	0	(149,618)	0
Other comprehensive loss	(15,201)	0	0	0	0	(15,201)
Balance at Dec. 31, 2014	$ 168,008	$ 930,857	$ 7,767	$ 9,837	$ (764,960)	$ (15,493)
Balance (in shares) at Dec. 31, 2014		63,480,722